Related Party Transactions	12 Months Ended
Dec. 31, 2018
Statements Line Items
Related Party Transactions [Text Block]
10.	Related Party Transactions

Related party balances

The following amounts due to related parties are included in accounts payable and accrued liabilities:

	December 31, 2018	December 31, 201
Companies controlled by directors of the Company	$214,361	$15,250
Directors or officers of the Company	512,140	294,447
	$726,501	$309,697

These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

The Company incurred the following transactions with companies that are controlled by directors and/or officers of the Company. The transactions were measured at the amount agreed to by the parties.

	December 31,	December 31,	December 31,
	2018	2017	2016
Research and development	$125,000	$180,000	$1,535
General and administration	247,000	33,000	-
	$372,000	$213,000	$1,535

Key management compensation

Key management personnel are persons responsible for planning, directing and controlling the activities of an entity, and include executive directors, the Chief Executive Officer and the Chief Financial Officer.

	December 31, 2018	December 31, 2017	December 31, 2016
General and administrative – salaries and
contracts	$380,435	$240,000	$285,000
Directors’ fees	54,750	55,000	55,000
Stock-based compensation	293,367	115,800	826,307
	$728,552	$410,800	$1,166,307